                                   [LOGO]


                                    FORTIS
                                    MONEY
                                    FUND
                                 Annual Report
                              September 30, 1995

                                   [LOGO]

FORTIS MONEY FUND ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

OTHER PRODUCTS AND SERVICES                                    2

SCHEDULE OF INVESTMENTS                                        3

STATEMENT OF ASSETS AND LIABILITIES                            4

STATEMENT OF OPERATIONS                                        5

STATEMENTS OF CHANGES IN NET ASSETS                            6

NOTES TO FINANCIAL STATEMENTS                                  7

INDEPENDENT AUDITORS' REPORT                                   8

BOARD OF DIRECTORS AND OFFICERS                                9

TOLL-FREE PERSONAL ASSISTANCE
Shareholder Services
(800) 800-2638, Ext. 3012
7:30 a.m. to 5:30 p.m. CST, M-Th
7:30 a.m. to 5:00 p.m. CST, F

TOLL-FREE INFORMATION LINE
For daily account balances,
transaction activity or net asset
value information
(800) 800-2638, Ext. 4344
24 hours a day

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

         FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638. TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

FORTIS MONEY FUND ANNUAL REPORT

DEAR SHAREHOLDER,

We're pleased to present the Fortis Money Fund annual report for the year ended September 30, 1995.

ECONOMIC REVIEW AND INVESTMENT STRATEGIES

Over the past year, fixed income markets performed well, even though short-term rates rose in 1994. Longer-term rates have since declined about 1-1/2 percent. This rally in bond prices was caused by signs of an economic slowdown, combined with subdued inflation. In fact, the Federal Reserve confirmed the bond market's recognition of a slowdown by lowering short-term rates in July.

Recent moderate growth may be the economic response to the doubling of short-term interest rates, which the Federal Reserve engineered last year. With the cost of money now lower, we feel economic expansion should continue through the balance of this year and into 1996. As long as productivity continues to rise and labor cost increases remain small, the expectation for inflation should remain in the range of 2 to 3 percent.

PORTFOLIO REVIEW

As always, our primary concerns in managing the Fortis Money Fund are quality, safety and liquidity. Our list of approved eligible investments continues to emphasize the highest quality domestic issuers. Because we believe that short rates should remain stable or decline slightly by year-end, we recently increased our average maturity from 30 days to 45 days.

IN CLOSING
We appreciate your investment in the Fortis Money Fund. If you have any questions, please call us or talk with your investment professional.

Sincerely,

/s/ DEAN C. KOPPERUD
Dean C. Kopperud
President

/s/ HOWARD G. HUDSON
Howard G. Hudson
Vice President

October 26, 1995

                                 [PHOTO]

"The Fortis Money Fund made it easy for me to begin investing. Having my money available, and knowing it's safe is important to me. I'm earning competitive rates and have checkbook access to my money."
MONEY FUND COMPOSITION BY INDUSTRY AS OF 9/30/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Finance                                        21.3%
Diversified Finance                                     18.2%
Banks                                                   15.4%
Captive Equipment Finance                               12.9%
Captive Auto Finance                                     8.3%
Brokerage & Investment                                   4.2%
Captive Oil Finance                                      4.1%
U.S. Government Agency                                   3.8%
Tobacco                                                  3.8%
Utilities-Electric                                       3.3%
Beverage                                                 3.3%
Industrial                                               1.4%

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS

Fortis Stock Funds
FORTIS ASSET ALLOCATION PORTFOLIO
FORTIS CAPITAL FUND
FORTIS FIDUCIARY FUND
FORTIS GROWTH FUND
FORTIS CAPITAL APPRECIATION PORTFOLIO
FORTIS GLOBAL GROWTH PORTFOLIO

Fortis Bond Funds
FORTIS MONEY FUND
FORTIS U.S. GOVERNMENT SECURITIES FUND
FORTIS GOVERNMENT TOTAL RETURN PORTFOLIO
FORTIS TAX-FREE MINNESOTA PORTFOLIO
FORTIS TAX-FREE NATIONAL PORTFOLIO
FORTIS TAX-FREE NEW YORK PORTFOLIO
FORTIS HIGH YIELD PORTFOLIO

FIXED AND VARIABLE ANNUITIES

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GLOBAL GROWTH
GROWTH STOCK
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Fortune Fixed Annuities
SINGLE PREMIUM ANNUITY
FLEXIBLE PREMIUM ANNUITY

Income Annuities
GUARANTEED FOR LIFE
GUARANTEED FOR A SPECIFIED PERIOD

LIFE AND DISABILITY

WALL STREET SERIES VUL 100, 220 & 500

FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Adaptable Life
Universal Life
Disability

     [LOGO]

THE FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS MONEY FUND
Schedule of Investments
September 30, 1995

SHORT-TERM INVESTMENTS-100.05%

--------------------------------------------------------------------------------
                                                                                                Standard
                                                                                                & Poor's
   Principal                                                                      Maturity       Rating
     Amount                                                            Yield        Date      (Unaudited)     Value (a)
  ------------                                                         ------    -----------  ------------  --------------
              BANKS-15.41%
  $ 4,800,000 Banc One Funding Corp. (c).............................  5.82%       11/06/95   A1+           $    4,771,979
    2,971,000 First Trust Money Market Variable Rate Time Deposit....  5.69%(d)    10/01/95   A1+                2,971,000
    4,100,000 National Westminster Bancorp, Inc......................  5.79%       11/22/95   A1                 4,065,896
    4,500,000 Toronto-Dominion Holdings USA, Inc.....................  5.82%       11/14/95   A1                 4,468,219
                                                                                                            --------------
                                                                                                                16,277,094
                                                                                                            --------------
              BEVERAGE-3.30%
    3,500,000 Pepsico, Inc...........................................  5.81%       11/02/95   A1                 3,481,744
                                                                                                            --------------
              BROKERAGE AND INVESTMENT-4.25%
    4,500,000 Merrill Lynch & Co., Inc...............................  5.83%       10/17/95   A1                 4,487,951
                                                                                                            --------------
              CAPTIVE AUTO FINANCE-8.28%
    4,600,000 Ford Motor Credit Corp.................................  5.84%       11/03/95   A1                 4,575,237
    4,200,000 General Motors Acceptance Corp.........................  5.85%       11/17/95   P1*                4,168,136
                                                                                                            --------------
                                                                                                                 8,743,373
                                                                                                            --------------
              CAPTIVE EQUIPMENT FINANCE-12.91%
    4,400,000 International Business Machines Credit Corp............  5.75%       10/12/95   A1                 4,391,787
    4,600,000 John Deere Capital Corp................................  5.83%       12/04/95   A1                 4,553,157
    4,700,000 PACCAR Financial Co....................................  5.85%       10/20/95   A1+                4,684,986
                                                                                                            --------------
                                                                                                                13,629,930
                                                                                                            --------------
              CAPTIVE OIL FINANCE-4.06%
    4,300,000 Chevron Oil Finance Co.................................  5.83%       10/20/95   A1+                4,286,359
                                                                                                            --------------
              CONSUMER FINANCE-21.34%
    4,600,000 American Express Credit Corp...........................  5.83%       11/02/95   A1                 4,575,965
    4,500,000 American General Finance Corp..........................  5.83%       10/27/95   A1                 4,480,864
    4,400,000 Beneficial Corp........................................  5.80%       10/06/95   A1                 4,395,857
    4,800,000 Commercial Credit Corp.................................  5.85%       10/05/95   A1                 4,796,173
    4,300,000 Household Finance Corp.................................  5.84%       10/12/95   A1                 4,291,816
                                                                                                            --------------
                                                                                                                22,540,675
                                                                                                            --------------
              DIVERSIFIED FINANCE-18.22%
      941,000 Associates Corp. Master Variable Rate Note.............  5.79%(d)    10/01/95   A1+                  941,000
    4,500,000 CIT Group Holdings, Inc................................  5.83%       10/27/95   A1                 4,480,762
    4,600,000 General Electric Capital Corp..........................  5.89%       12/13/95   A1+                4,546,103
    4,700,000 Heller Financial, Inc..................................  5.84%       10/26/95   A1                 4,680,618
    4,600,000 Prudential Funding Corp................................  5.83%       10/16/95   A1+                4,588,367
                                                                                                            --------------
                                                                                                                19,236,850
                                                                                                            --------------
              INDUSTRIAL-1.42%
    1,500,000 Xerox Credit Corp......................................  5.86%       10/24/95   A1                 1,494,250
                                                                                                            --------------
              TOBACCO-3.77%
    4,000,000 Philip Morris Cos., Inc................................  5.82%       10/23/95   A1                 3,985,408
                                                                                                            --------------
              U.S. GOVERNMENT AGENCY-3.79%
    4,000,000 Federal Home Loan Mortgage Corp........................  6.09%       10/03/95   A1+                3,998,000
                                                                                                            --------------
              UTILITIES-ELECTRIC-3.30%
    3,500,000 Central & South West Credit Corp.......................  5.85%       10/19/95   A1                 3,489,434
                                                                                                            --------------
              TOTAL SHORT-TERM INVESTMENTS (B).......................                                       $  105,651,068
                                                                                                            --------------
                                                                                                            --------------

 (a) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (b) Also represents the cost of securities for federal income tax purposes.
 (c) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors.
 (d) Yield shown changes daily to reflect current market conditions. Rate shown is the quoted yield as of September 30, 1995.
 (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  * Moody's Rating

Fortis Money Fund

Statement of Assets and Liabilities

September 30, 1995

--------------------------------------------------------------------------------

ASSETS
  Short-term investments, as detailed in the accompanying schedule, at amortized cost (approximates market) (Note A)..........................  $ 105,651,068
  Cash on deposit with custodian...........................................            926
  Receivables:
    Interest...............................................................         14,403
  Deferred registration costs (Note A).....................................         31,024
                                                                             -------------
TOTAL ASSETS...............................................................    105,697,421
                                                                             -------------
LIABILITIES
  Cash portion of dividends payable........................................         23,910
  Payable for investment advisory and management fees (Note B).............         47,776
  Payable for distribution fees (Note B)...................................              7
  Accounts payable and accrued expenses....................................         22,186
                                                                             -------------
TOTAL LIABILITIES..........................................................         93,879
                                                                             -------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share- authorized
    50,000,000,000 shares (Note C).........................................  $ 105,603,542
                                                                             -------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $105,472,372 and 105,472,372
    shares outstanding)....................................................          $1.00
                                                                             -------------
  Class B shares (none)....................................................             --
                                                                             -------------
  Class C shares (based on net assets of $9,221 and 9,221 shares
    outstanding)...........................................................          $1.00
                                                                             -------------
  Class H shares (based on net assets of $121,949 and 121,949 shares
    outstanding)...........................................................          $1.00
                                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Operations

For the Year Ended September 30, 1995

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...............................................................  $ 5,782,197
                                                                                  ------------
Expenses:
  Investment advisory and management fees (Note B)..............................      594,053
  Distribution fees (Class C) (Note B)..........................................           16
  Distribution fees (Class H) (Note B)..........................................          570
  Legal and auditing fees (Note B)..............................................       32,223
  Custodian fees................................................................       19,051
  Shareholders' notices and reports.............................................       48,080
  Registration fees (Note A)....................................................      101,039
  Directors' fees and expenses..................................................       16,350
  Transfer agent expenses (Note B)..............................................       89,967
  Other.........................................................................        6,520
                                                                                  ------------
Total expenses..................................................................      907,869
                                                                                  ------------
NET INVESTMENT INCOME...........................................................    4,874,328
                                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $ 4,874,328
                                                                                  ------------
                                                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                           FOR THE         FOR THE
                                                          YEAR ENDED      YEAR ENDED
                                                        SEPTEMBER 30,   SEPTEMBER 30,
                                                             1995            1994
                                                        --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
  Net investment income...............................  $    4,874,328  $    2,853,826
                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................      (4,870,511)     (2,853,826)
    Class B...........................................              --              --
    Class C...........................................            (113)             --
    Class H...........................................          (3,704)             --
                                                        --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................      (4,874,328)     (2,853,826)
                                                        --------------  --------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00 NET
ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A...........................................     207,903,318     203,751,045
    Class B...........................................              --              --
    Class C...........................................          12,134              --
    Class H...........................................         705,336              --
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A...........................................       4,461,202       2,631,310
    Class B...........................................              --              --
    Class C...........................................             112              --
    Class H...........................................           2,867              --
  Less cost of repurchase of shares
    Class A...........................................    (212,551,606)   (195,122,120)
    Class B...........................................              --              --
    Class C...........................................          (3,025)             --
    Class H...........................................        (586,254)             --
                                                        --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  STOCK TRANSACTIONS..................................         (55,916)     11,260,235
                                                        --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............         (55,916)     11,260,235
NET ASSETS:
  Beginning of year...................................     105,659,458      94,399,223
                                                        --------------  --------------
  End of year.........................................  $  105,603,542  $  105,659,458
                                                        --------------  --------------
                                                        --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc. permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the Fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

 SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the year ended September 30, 1995, the cost of purchases and proceeds from sales of short-term securities aggregated $669,037,313 and $668,097,732, respectively.

 INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.
 DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.
 INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

B. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as postage.

   Legal fees and expenses aggregating $17,674 for the year ended September 30, 1995 were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

C. FINANCIAL HIGHLIGHTS Selected per share and other historical data was as follows:

                                                                   Class A
                                               ------------------------------------------------
                                                           Year Ended September 30,
                                               ------------------------------------------------  Class B   Class C   Class H
                                                 1995      1994      1993      1992     1991**    1995#    1995***   1995****
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00      --    $ 1.00    $ 1.00
                                               --------  --------  --------  --------  --------  -------   -------   -------
Operations:
  Investment income -- net...................       .05       .03       .02       .03       .04      --       .01       .02
                                               --------  --------  --------  --------  --------  -------   -------   -------
Distributions to shareholders:
  From investment income -- net..............      (.05)     (.03)     (.02)     (.03)     (.04)     --      (.01)     (.02)
                                               --------  --------  --------  --------  --------  -------   -------   -------
Net asset value, end of period...............  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00      --    $ 1.00    $ 1.00
                                               --------  --------  --------  --------  --------  -------   -------   -------
                                               --------  --------  --------  --------  --------  -------   -------   -------
Total Return @...............................      5.03%     2.92%     2.36%     3.61%     4.36%     --      1.33%     2.52%
Net assets, end of period (000s omitted).....  $105,472  $105,659  $ 94,399  $ 98,302  $121,003      --    $    9    $  122
Ratio of expenses to average daily net
 assets......................................       .91%      .88%      .93%      .83%      .82%*     --     1.71%*    1.71%*
Ratio of net investment income to average
 daily net assets............................      4.91%     2.92%     2.34%     3.59%     5.70%*     --     4.46%*    4.43%*

   *Annualized.
  **Nine-month period ended September 30, 1991.
 ***For the period from June 14, 1995 (date of first investment) to September
    30, 1995.
****For the period from March 16, 1995 (date of first investment) to September
    30, 1995.
  @These are the portfolio's total returns during the periods, including reinvestment of all distributions.
  #No activity for the period from November 14, 1994 (commencement of operations) to September 30, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Money Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Money Fund (a series of Fortis Money Portfolios, Inc.) as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 1995, and the financial highlights presented in footnote C to the financial statements. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Money Fund at September 30, 1995 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended September 30, 1995, and the financial highlights presented in footnote C to the financial statements, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 3, 1995

DIRECTORS

RICHARD W. CUTTING
CPA and Financial Consultant

ALLEN R. FREEDMAN
Chairman and Chief Executive Officer
Fortis, Inc.;
Managing Director of
Fortis International, N.V.

DR. ROBERT M. GAVIN
President
Macalester College

BENJAMIN S. JAFFRAY
Chairman
Sheffield Group, Ltd.

JEAN L. KING
President
Communi-King

DEAN C. KOPPERUD
Chief Executive Officer and Director
Fortis Advisers, Inc.
President and Director
Fortis Investors, Inc.
Senior Vice President
  of Fortis Benefits
  Insurance Company and
  Time Insurance
  Company

EDWARD M. MAHONEY
Prior to January, 1995, Chairman and Chief Executive Officer
Fortis Advisers, Inc.
Fortis Investors, Inc.

THOMAS R. PELLETT
Prior to January, 1991: Senior Vice President-Administration and Corporate
  Affairs and Director
Pet Inc.

ROBB L. PRINCE
Prior to July, 1995,
Vice President and Treasurer
Jostens, Inc.

LEONARD J. SANTOW
Principal
Griggs & Santow, Inc.

JOSEPH M. WIKLER
Investment Consultant and Private Investor
Prior to January, 1994, Director of Research, Chief Investment Officer,
  Principal, and Director
  The Rothschild Co.

OFFICERS

DEAN C. KOPPERUD
President and Director

ROBERT W. BELTZ, JR.
Vice President

JAMES S. BYRD
Vice President

CHARLES J. DUDLEY
Vice President

THOMAS D. GUALDONI
Vice President

MAROUN M. HAYEK
Vice President

HOWARD G. HUDSON
Vice President

ROBERT C. LINDBERG
Vice President

LARRY A. MEDIN
Vice President

KEVIN J. MICHELS
Vice President

JON H. NICHOLSON
Vice President

JOHN W. NORTON
Vice President

FRED OBSER
Vice President

DENNIS M. OTT
Vice President

DAVID A. PETERSON
Vice President

NICHOLAS L. M. DE PEYSTER
Vice President

STEPHEN M. POLING
Vice President

STEPHEN M. RICKERT
Vice President

RICHARD P. ROCHE
Vice President

ANTHONY J. ROTONDI
Vice President

KEITH R. THOMSON
Vice President

CHRISTOPHER J. WOODS
Vice President

GARY N. YALEN
Vice President

MICHAEL J. RADMER
Secreatry

TAMARA L. FAGELY
Treasurer

INVESTMENT MANAGER, REGISTRAR AND
  TRANSFER AGENT
Fortis Advisers, Inc.
Box 64284
St. Paul, Minnesota 55164

PRINCIPAL UNDERWRITER
Fortis Investors, Inc.
Box 64284
St. Paul, Minnesota 55164

CUSTODIAN
First Bank National Association
Minneapolis, Minnesota

GENERAL COUNSEL
Dorsey & Whitney P.L.L.P.
Minneapolis, Minnesota

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Minneapolis, Minnesota
THE USE OF THIS MATERIAL IS AUTHORIZED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FORTIS FINANCIAL GROUP


Fortis Financial Group (FFG) is a premier provider of insurance and investment portfolios whose fund manager, Fortis Advisers, Inc. has established a nation wide reputation for money management. Through Fortis Investors, Inc., FFG offers mutual funds, annuities and variable universal life insurance. Life and disability products are issued and underwritten by Time Insurance Company and Fortis Benefits Insurance Company.

With more than $5 billion assets under management, FFG is part of Fortis, a $100 billion worldwide financial services and insurance organization represented in 11 countries.

Like the Fortis name, which comes from the Latin for steadfast, our focus is on the long-term in all we do: the relationships we build, the performance we seek, the service we provide and the products we offer.

[LOGO]-Registered Trademark-


FORTIS FINANCIAL GROUP
P.O. Box 64284
St. Paul, MN 55164



FORTIS MONEY FUND


----------------
  Bulk Rate
 US Postage
   PAID
Permit No. 3794
Minneapolis, MN
-----------------


[RECYCLE LOGO] PRINTED ON RECYCLED PAPER WITH
40% PRECONSUMER WASTE AND
10% POST CONSUMER WASTE.
PLEASE RECYCLE.


95221 (Ed. 11/95)